Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Accrued Liabilities [Line Items]
Total accrued expenses	$ 127,531	$ 76,936
R&D Expenses [Member]
Accrued Liabilities [Line Items]
Total accrued expenses	66,188	20,755
Employee Related Expenses [Member]
Accrued Liabilities [Line Items]
Total accrued expenses	44,262	38,552
Other General and Administrative Expenses [Member]
Accrued Liabilities [Line Items]
Total accrued expenses	$ 17,081	$ 17,629